UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: June 30, 2005

Item 1: Reports to Stockholders.

                           THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac/ 1,3/     Kathleen T. McGahran /2,4/
Phyllis O. Bonanno /1,3/   Douglas G. Ober/ 1/
Daniel E. Emerson/ 3,4 /   John J. Roberts/ 1,4 /
Thomas H. Lenagh/ 1,4/     Susan C. Schwab/ 2,4 /
W.D. MacCallan/ 2,3/       Robert J.M. Wilson/ 1,2 /
1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober         Chairman and
                        Chief Executive Officer
Joseph M. Truta         President
Lawrence L. Hooper, Jr. Vice President, General
                        Counsel and Secretary
Maureen A. Jones        Vice President,
                        Chief Financial Officer
                        and Treasurer
Stephen E. Kohler       Vice President--Research
David R. Schiminger     Vice President--Research
D. Cotton Swindell      Vice President--Research
Christine M. Sloan      Assistant Treasurer
Geraldine H. Pare       Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Market Price (6/30/05)    $12.87
Net Asset Value (6/30/05) $15.06
Discount:                  14.5%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                               ----------------
                             Distributions in 2005
                               ----------------

From Investment Income (paid or declared) $0.14
From Net Realized Gains                    0.01
                                          -----
Total                                     $0.15
                                          =====

                            ----------------------
                          2005 Dividend Payment Dates
                            ----------------------

             March 1, 2005
             June 1, 2005
             September 1, 2005
             December 27, 2005*

        *Anticipated

                                 Semi-Annual Report
                                  June 30,2005

                                    [GRAPHIC]


                                    [GRAPHIC]

                            LETTER TO STOCKHOLDERS

--------------------------------------------------------------------------------


We submit herewith the audited financial statements of the Company for the six months ended June 30, 2005. Also provided are the report of the independent registered public accounting firm, a schedule of investments and other summary financial information.

Net assets of the Company at June 30, 2005 were $15.06 per share on 84,960,583 shares outstanding, compared with $15.04 per share at December 31, 2004 on 86,135,292 shares outstanding. On March 1, 2005, a distribution of $0.05 per share was paid, consisting of $0.03 from 2004 investment income, $0.01 from 2004 short-term capital gain, and $0.01 from 2005 investment income, all taxable in 2005. A 2005 investment income dividend of $0.05 per share was paid on June 1, 2005 and another $0.05 investment income dividend has been declared to shareholders of record August 16, 2005, payable on September 1, 2005.

Net investment income for the six months ended June 30, 2005 amounted to $8,701,535, compared with $7,719,995 for the same period in 2004. These earnings are equal to $0.10 and $0.09 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2005 amounted to $17,716,584, the equivalent of $0.21 per share.

The Annual Meeting, held on April 27, 2005 in Baltimore, was well attended. The results of the voting at the Annual Meeting are shown on page 17.

Current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/ premium to the NAV, at its website (www.adamsexpress.com). Also available at the website are a history of the Company, historical financial information, and other useful information. Further information regarding shareholder services is located on page 18 of this report.

Mr. W. Perry Neff retired from the Board of Directors in April 2005. Mr. Neff was elected to the Board in 1987 and generously shared his extensive financial knowledge acquired from his long and successful career in the banking industry. We wish him well in his retirement and thank him for his eighteen years of distinguished service as a director.

We are pleased to announce effective April 27, 2005, the Board of Directors elected Mr. David R. Schiminger to Vice President--Research. Mr. Schiminger has been with the Company since 2002 as a research analyst covering the healthcare and consumer staples sectors.

                               -----------------

The Company is an internally-managed equity fund whose investment policy is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,
/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer
/s/ JOSEPH M. TRUTA
Joseph M. Truta,
President

July 20, 2005

                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                 June 30, 2005


Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $890,690,578)                                                   $1,184,235,477
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $27,963,162)                                                        59,579,880
  Short-term investments (cost $30,767,784)                                   30,767,784 $1,274,583,141
-----------------------------------------------------------------------------------------
Cash                                                                                            297,344
Receivables:
  Investment securities sold                                                                     28,049
  Dividends and interest                                                                      1,482,516
Prepaid pension cost                                                                          5,547,843
Prepaid expenses and other assets                                                             1,548,765
-------------------------------------------------------------------------------------------------------
    Total Assets                                                                          1,283,487,658
-------------------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                                 225,066
Open written option contracts at value (proceeds $765,056)                                      946,750
Accrued expenses                                                                              3,050,750
-------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                         4,222,566
-------------------------------------------------------------------------------------------------------
    Net Assets                                                                           $1,279,265,092
-------------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares;
  issued and outstanding 84,960,583 shares (includes 13,941 restricted
  shares and restricted stock units for 6,750 shares) (Note 6)                           $   84,960,583
Additional capital surplus                                                                  845,310,951
Undistributed net investment income                                                           5,814,847
Undistributed net realized gain on investments                                               18,198,788
Unrealized appreciation on investments                                                      324,979,923
-------------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                                $1,279,265,092
-------------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                    $15.06
-------------------------------------------------------------------------------------------------------

*See Schedule of Investments on pages 9 through 10.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                        Six Months Ended June 30, 2005


Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                            $ 10,757,754
      From non-controlled affiliate                                                             397,199
    Interest and other income                                                                   312,439
--------------------------------------------------------------------------------------------------------
      Total Income                                                                           11,467,392
--------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                       1,229,364
    Administration and operations                                                               571,087
    Directors' fees                                                                             147,463
    Reports and stockholder communications                                                      142,085
    Transfer agent, registrar and custodian expenses                                            191,183
    Auditing and accounting services                                                             56,924
    Legal services                                                                              105,685
    Occupancy and other office expenses                                                         208,985
    Travel, telephone and postage                                                                50,934
    Other                                                                                        62,147
--------------------------------------------------------------------------------------------------------
      Total Expenses                                                                          2,765,857
--------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                   8,701,535
--------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
  Net realized gain on security transactions                                                 17,597,424
  Net realized gain distributed by regulated investment company (non-controlled affiliate)      119,160
  Change in unrealized appreciation on investments                                          (18,690,489)
--------------------------------------------------------------------------------------------------------
      Net Gain(Loss) on Investments                                                            (973,905)
--------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                             $  7,727,630
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                           Six Months Ended    Year Ended
                                                            June 30, 2005   December 31, 2004
                                                           ---------------- -----------------
From Operations:
  Net investment income                                     $    8,701,535   $   19,008,405
  Net realized gain on investments                              17,716,584       54,713,903
  Change in unrealized appreciation on investments             (18,690,489)      61,557,921
---------------------------------------------------------------------------------------------
    Change in net assets resulting from operations               7,727,630      135,280,229
---------------------------------------------------------------------------------------------
Distributions to Stockholders from:
  Net investment income                                         (7,689,212)     (20,157,724)
  Net realized gain from investment transactions                  (856,720)     (55,099,990)
---------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                   (8,545,932)     (75,257,714)
---------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of distributions                    --       35,690,590
  Cost of shares purchased (Note 4)                            (15,489,364)     (19,026,661)
  Deferred compensation (Notes 4, 6)                                23,858               --
---------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions       (15,465,506)      16,663,929
---------------------------------------------------------------------------------------------
    Total Change in Net Assets                                 (16,283,808)      76,686,444

Net Assets:
  Beginning of period                                        1,295,548,900    1,218,862,456
---------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $5,814,847 and $5,038,545, respectively)      $1,279,265,092   $1,295,548,900
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities at June 30, 2005 was $948,934,273 and net unrealized appreciation aggregated $325,648,868, of which the related gross unrealized appreciation and depreciation were $432,136,900 and $106,488,032, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

The Company's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2005 were $91,383,757 and $102,728,044, respectively. Options may be written (sold) or purchased by the Company. The Company, as writer of an option, bears the risks of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2005 can be found on page 12.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2005 were as follows:

                                     Covered Calls     Collateralized Puts
                                  -------------------  -------------------
                                  Contracts  Premiums  Contracts  Premiums
                                  --------- ---------  --------- ---------
    Options outstanding,
     December 31, 2004              3,600   $ 386,349    2,655   $ 268,082
    Options written                 6,430     721,641    4,140     475,563
    Options terminated in closing
     purchase transactions           (936)    (98,506)    --         --
    Options expired                (3,034)   (339,834)  (3,485)   (361,698)
    Options exercised              (1,780)   (207,743)    (650)    (78,798)
    -----------------------------------------------------------------------
    Options outstanding,
     June 30, 2005                  4,280   $ 461,907    2,660   $ 303,149
    -----------------------------------------------------------------------

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2004, the Company issued 2,745,430 shares of its Common Stock at a price of $13.00 per share (the average market price on December 13, 2004) to stockholders of record on November 23, 2004 who elected to take stock in payment of the year-end distribution from 2004 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2005 and 2004 were as follows:

                                  Shares                    Amount
                         -----------------------  --------------------------
                         Six months                Six months
                           ended      Year ended     ended       Year ended
                          June 30,   December 31,   June 30,    December 31,
                            2005         2004         2005          2004
                         ----------  ------------ ------------  ------------
  Shares issued in
   payment of dividends          --    2,745,430  $         --  $ 35,690,590
  Shares purchased
   (at a weighted
   average discount
   from net asset
   value of 12.6%
   and 13.0%,
   respectively)         (1,195,400)  (1,496,550)  (15,489,364)  (19,026,661)
  Nonvested shares/units
   granted under the
   Equity Incentive
   Compensation Plan         20,691           --        23,858            --
  ---------------------------------------------------------------------------
  Net change             (1,174,709)   1,248,880  $(15,465,506) $ 16,663,929
  ---------------------------------------------------------------------------

5. Retirement Plans

The Company's qualified defined benefit pension plan covers all employees with at least one year of service. In addition, the Company has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan. Benefits are based on length of service

--------------------------------------------------------------------------------


and compensation during the last five years of employment. The Company's policy is to contribute annually to the plans those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Company deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2005, the Company contributed $9,422 to the plans. The Company anticipates contributing an additional $9,422 to the plans in 2005.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30, 2005:

                 Service cost                       $ 179,999
                 Interest cost                        252,165
                 Expected return on plan assets      (394,669)
                 Amortization of prior service cost    63,277
                 Amortization of net loss              94,231
                 ---------------------------------------------
                 Net periodic pension cost          $ 195,003
                 ---------------------------------------------

The Company also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2005, the Company expensed contributions of $88,304. The Company does not provide postretirement medical benefits.

6. Stock-Based Compensation

The Stock Option Plan adopted in 1985 ("1985 Plan") permits the issuance of stock options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at the fair market value on the date of grant. The exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gains paid by the Company during subsequent years. Options are exercisable beginning not less than one year after the date of grant and stock appreciation rights are exercisable beginning not less than two years after the date of grant. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash in an amount equal to the difference between the option exercise price and the fair market value of the Common Stock at the date of surrender. All options terminate 10 years from the date of grant if not exercised. With the adoption of the 2005 Equity Incentive Compensation Plan ("2005 Plan") at the 2005 Annual Meeting, no further grants will be made under the 1985 Plan, although unexercised awards granted in 2004 and prior years remain outstanding.

A summary of option activity under the 1985 Plan as of June 30, 2005, and changes during the period then ended is presented below:

                                                Weighted-  Weighted-
                                                 Average    Average
                                                Exercise   Remaining
                                        Options   Price   Life (Years)
         -                              ------- --------- ------------
         Outstanding at January 1, 2005 283,297  $11.76
         Exercised                           --      --
         Forfeited                           --      --
         -------------------------------------------------------------
         Outstanding at June 30, 2005   283,297  $11.75       5.97
         -------------------------------------------------------------
         Exercisable at June 30, 2005   180,888  $11.44       5.86
         -------------------------------------------------------------

The options outstanding as of June 30, 2005 are set forth below:

                                                  Weighted   Weighted
                                                  Average    Average
                                        Options   Exercise  Remaining
         Exercise Price               Outstanding  Price   Life (Years)
         --------------               ----------- -------- ------------
         $3.00-$6.74                     23,418    $ 4.18      1.15
         $6.75-$10.49                    72,764      9.67      6.44
         $10.50-$14.24                  135,967     10.85      6.88
         $14.25-$18.00                   51,148     17.59      5.09
         --------------------------------------------------------------
         Outstanding at June 30, 2005   283,297
         --------------------------------------------------------------

Compensation cost resulting from stock options and stock appreciation rights granted under the 1985 Plan is based on the intrinsic value of the award, recognized over the award's vesting period, and remeasured at each reporting date through the date of settlement. The total compensation cost recognized for the six months ended June 30, 2005 was ($8,205).

The 2005 Plan permits the grant of stock options, restricted stock awards and other stock incentives to key employees and all non-employee directors. The 2005 Plan provides for the issuance of up to 3,413,131 shares of the Company's Common Stock. Restricted stock was granted to key employees on April 27, 2005 at fair market value on that date, vesting over a three year period. Restricted stock units were granted to non-employee directors on April 27, 2005 at fair market value on that date and vest over a one year period. The number of shares of Common Stock which remain available for future grants under the Plan at June 30, 2005 is 3,392,440 shares. The Company pays dividends and dividend equivalents on outstanding awards, which are charged to net assets when paid. Dividends and dividend equivalents paid on restricted awards that are later forfeited are reclassified to compensation expense.

A summary of the status of the Company's awards granted as of June 30, 2005, and changes during the period then ended is presented below:

                                                    Grant-Date Fair
            Awards                     Shares/Units      Value
            ------                     ------------ ---------------
            Balance at January 1, 2005        --            --
            Granted:
             Restricted stock             13,941        $12.56
             Restricted stock units        6,750         12.56
            Vested                            --            --
            Forfeited                         --            --
            -------------------------------------------------------
            Nonvested at June 30, 2005    20,691        $12.56
            -------------------------------------------------------

Compensation costs resulting from restricted stock and restricted stock units granted under the 2005 Plan are recognized over the relevant service period based on the fair value of the awards granted. Any unearned compensation is included in "Undistributed net investment income" and is subsequently expensed as services are rendered. The fair value of restricted stock is based on the average of the high and low market price on the date an award is granted. The total compensation costs for restricted stock granted to employees for the six months ended June 30, 2005 was $9,728. The total compensation costs for restricted stock units granted to non-employee directors

--------------------------------------------------------------------------------


under the 2005 Plan for the six months ended June 30, 2005 was $14,130. As of June 30, 2005, there was $236,021 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2005 Plan. That cost is expected to be recognized over a weighted average period of 2.2 years.

7. Expenses

The aggregate remuneration paid or accrued during the six months ended June 30, 2005 to officers and directors amounted to $1,518,593, of which $147,463 was paid or accrued as fees to directors who were not officers.

8. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At June 30, 2005, the Company had no securities on loan.

                             FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------




                                      ------------------------
                                         Six Months Ended
                                      ----------------------
                                                                              Year Ended December 31
                                       June 30,    June 30,   -------------------------------------------------------
                                         2005        2004        2004        2003       2002       2001       2000
                                      ----------  ----------  ----------  ---------- ---------- ---------- ----------
 Per Share Operating Performance

 Net asset value, beginning of period     $15.04      $14.36      $14.36      $12.12     $16.05     $23.72     $26.85
---------------------------------------------------------------------------------------------------------------------

  Net investment income                     0.10        0.09        0.23*       0.19       0.20       0.26       0.26

  Net realized gains and
    increase(decrease) in
    unrealized appreciation               (0.01)        0.43        1.39        2.85     (3.38)     (6.21)     (1.51)
---------------------------------------------------------------------------------------------------------------------

 Total from investment operations           0.09        0.52        1.62        3.04     (3.18)     (5.95)     (1.25)
---------------------------------------------------------------------------------------------------------------------

 Less distributions

  Dividends from net investment
    income                                (0.09)      (0.08)      (0.24)      (0.17)     (0.19)     (0.26)     (0.22)

  Distributions from net
    realized gains                        (0.01)      (0.02)      (0.66)      (0.61)     (0.57)     (1.39)     (1.63)
---------------------------------------------------------------------------------------------------------------------

 Total distributions                      (0.10)      (0.10)      (0.90)      (0.78)     (0.76)     (1.65)     (1.85)
---------------------------------------------------------------------------------------------------------------------

  Capital share repurchases                 0.03        0.01        0.02        0.04       0.05       0.04       0.10

  Reinvestment of distributions               --          --      (0.06)      (0.06)     (0.04)     (0.11)     (0.13)
---------------------------------------------------------------------------------------------------------------------

 Total capital share transactions           0.03        0.01      (0.04)      (0.02)       0.01     (0.07)     (0.03)
---------------------------------------------------------------------------------------------------------------------

 Net asset value, end of period           $15.06      $14.79      $15.04      $14.36     $12.12     $16.05     $23.72
---------------------------------------------------------------------------------------------------------------------

 Per share market price, end
   of period                              $12.87      $12.72      $13.12      $12.41     $10.57     $14.22     $21.00

 Total Investment Return

  Based on market price                   (1.2)%        3.3%       13.2%       25.2%    (20.6)%    (24.7)%       1.7%

  Based on net asset value                  0.9%        3.8%       12.1%       26.3%    (19.4)%    (24.7)%     (4.3)%

 Ratios/Supplemental Data

  Net assets, end of period
    (in 000's)                        $1,279,265  $1,248,430  $1,295,549  $1,218,862 $1,024,810 $1,368,366 $1,951,563

  Ratio of expenses to average
    net assets                             0.44%+      0.43%+      0.43%       0.47%      0.34%      0.19%      0.24%

  Ratio of net investment income to
    average net assets                     1.37%+      1.25%+      1.54%       1.45%      1.42%      1.33%      0.97%

  Portfolio turnover                      14.82%+     13.10%+     13.43%      12.74%     17.93%     19.15%     12.74%

  Number of shares outstanding at
    end of period (in 000's)              84,961      84,409      86,135      84,886     84,536     85,233     82,292
                                      ------------------------

--------
* In 2004 the Fund received $2,400,000, or $0.03 per share, in an extraordinary dividend from Microsoft Corp.
+ Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                 June 30, 2005


                                                Shares    Value (A)
          -                                    --------- ------------
          Stocks and Convertible Securities -- 97.2%
            Consumer -- 17.0%
             Consumer Discretionary -- 6.4%
             Brinker International Inc. (B)      190,000 $  7,609,500
             Clear Channel Communications
              Inc.                               350,000   10,825,500
             Comcast Corp. (B)                   325,000    9,977,500
             Gannett Co., Inc.                    87,500    6,223,875
             Newell Rubbermaid Inc.              515,000   12,277,600
             Outback Steakhouse, Inc.            225,000   10,179,000
             Target Corp.                        460,000   25,028,600
                                                         ------------
                                                           82,121,575
                                                         ------------
             Consumer Staples -- 10.6%
             BJ's Wholesale Club, Inc. (B)       500,000   16,245,000
             Bunge Ltd.                          205,000   12,997,000
             Coca-Cola Co.                       200,000    8,350,000
             Dean Foods Co. (B)                  500,000   17,620,000
             Del Monte Foods Co. (B)           1,115,000   12,008,550
             PepsiCo, Inc.                       440,000   23,729,200
             Procter & Gamble Co.                340,000   17,935,000
             Safeway, Inc.                       423,000    9,555,570
             Treehouse Foods Inc. (B)            100,000    2,851,000
             Unilever plc ADR                    345,000   13,403,250
                                                         ------------
                                                          134,694,570
                                                         ------------
            Energy -- 10.3%
             BP plc ADR                          270,000   16,842,600
             ConocoPhillips                      380,000   21,846,200
             Exxon Mobil Corp.                   130,000    7,471,100
             Murphy Oil Corp.                    229,600   11,992,008
             Petroleum & Resources
              Corporation (C)                  1,985,996   59,579,880
             Schlumberger Ltd.                   190,000   14,428,600
                                                         ------------
                                                          132,160,388
                                                         ------------
            Financials -- 15.6%
             Banking -- 11.5%
             Bank of America Corp.               550,000   25,085,500
             BankAtlantic Bancorp Inc.           300,000    5,685,000
             Compass Bancshares Inc.             300,000   13,500,000
             Fifth Third Bancorp                 270,000   11,126,700
             Investors Financial Services
              Corp.                              380,000   14,371,600
             North Fork Bancorporation, Inc.     450,000   12,640,500
             Provident Bankshares Corp.          200,000    6,382,000
             Wachovia Corp.                      370,000   18,352,000
             Wells Fargo & Co.                   400,000   24,632,000
             Wilmington Trust Corp.              420,000   15,124,200
                                                         ------------
                                                          146,899,500
                                                         ------------
             Insurance -- 4.1%
             AMBAC Financial Group, Inc.         295,000   20,579,200
             American International Group,
              Inc.                               550,000   31,955,000
                                                         ------------
                                                           52,534,200
                                                         ------------

                                               Shares    Value (A)
            -                                 --------- ------------

              Health Care -- 13.2%
               Abbott Laboratories              350,000 $ 17,153,500
               Bristol-Myers Squibb Co.         345,000    8,618,100
               Genentech, Inc. (B)              250,000   20,070,000
               HCA Inc.                         325,000   18,417,750
               Johnson & Johnson                255,000   16,575,000
               Laboratory Corp. of America
                Holdings (B)                    235,000   11,726,500
               MedImmune, Inc. (B)              225,000    6,012,000
               Medtronic Inc.                   310,000   16,054,900
               Pfizer Inc.                    1,120,000   30,889,600
               Wyeth Co.                        325,000   14,462,500
               Zimmer Holdings Inc. (B)         125,000    9,521,250
                                                        ------------
                                                         169,501,100
                                                        ------------
              Industrials -- 10.7%
               Canadian National Railway
                Co.                              67,000    3,862,550
               Cintas Corp.                     300,000   11,580,000
               Donnelley (R.R.) & Sons Co.      300,000   10,353,000
               Emerson Electric Co.             200,000   12,526,000
               General Electric Co.           1,487,700   51,548,805
               Illinois Tool Works Inc.         125,000    9,960,000
               3M Co.                           160,000   11,568,000
               United Parcel Service, Inc.      155,000   10,719,800
               United Technologies Corp.        300,000   15,405,000
                                                        ------------
                                                         137,523,155
                                                        ------------
              Information Technology -- 13.9%
               Communication Equipment -- 2.3%
               Avaya Inc. (B)                   600,000    4,992,000
               Corning Inc. (B)               1,000,000   16,620,000
               Lucent Technologies Inc. (B)   2,900,000    8,439,000
                                                        ------------
                                                          30,051,000
                                                        ------------
               Computer Related -- 9.4%
               Automatic Data Processing
                Inc.                            300,000   12,591,000
               BEA Systems Inc. (B)             800,000    7,024,000
               Cisco Systems, Inc. (B)        1,200,000   22,932,000
               Dell Inc. (B)                    400,000   15,804,000
               DiamondCluster
                International Inc. (B)          497,500    5,621,750
               Microsoft Corp.                  800,000   19,872,000
               Oracle Corp. (B)                 880,000   11,616,000
               Sapient Corp. (B)              1,150,000    9,119,500
               Siebel Systems Inc.              800,000    7,120,000
               Sun Microsystems Inc. (B)         95,000      354,350
               Symantec Corp. (B)               400,000    8,696,000
                                                        ------------
                                                         120,750,600
                                                        ------------
               Electronics -- 2.2%
               Cree, Inc. (B)                   500,000   12,735,000
               Intel Corp.                      310,000    8,078,600
               Solectron Corp. (B)            1,850,000    7,011,500
                                                        ------------
                                                          27,825,100
                                                        ------------

--------------------------------------------------------------------------------

                                 June 30, 2005


                                                Shares    Value (A)
                                                ------- --------------
            Materials -- 5.3%
             Air Products and Chemicals, Inc.   250,000 $   15,075,000
             du Pont (E.I.) de Nemours and
              Co.                               400,000     17,204,000
             Martin Marietta Materials, Inc.    141,600      9,787,392
             Rohm & Haas Co.                    400,000     18,536,000
             Smurfit-Stone Container
              Corp. (B)                         650,000      6,610,500
                                                        --------------
                                                            67,212,892
                                                        --------------
            Telecom Services -- 4.2%
             Alltel Corp.                       350,000     21,798,000
             BellSouth Corp.                    200,000      5,314,000
             SBC Communications Inc.            595,000     14,131,250
             Vodafone Group plc
              ADS                               492,613     11,980,348
                                                        --------------
                                                            53,223,598
                                                        --------------
            Utilities -- 7.0%
             Aqua America, Inc.                 900,000     26,766,000
             Black Hills Corp.                  245,000      9,028,250
             CINergy Corp.                      300,000     13,446,000
             Duke Energy Corp.                  611,560     18,181,679
             Keyspan Corp.                      140,000      5,698,000
             MDU Resources Group, Inc.          575,000     16,197,750
                                                        --------------
                                                            89,317,679
                                                        --------------
          Total Stocks and Convertible Securities
           (Cost $918,653,740) (D)                      $1,243,815,357
                                                        --------------

                                              Prin. Amt.    Value (A)
                                              ----------- --------------
       Short-Term Investments -- 2.4%
          U.S. Government Obligations -- 1.4%
           U.S. Treasury Bills,
            2.77%, due 8/18/05                $17,500,000 $   17,434,666
                                                          --------------
          Time Deposit -- 0.0%
           Citibank N.A.,
            2.70%, due 7/1/05                                    101,346
                                                          --------------
          Commercial Paper -- 1.0%
           AIG Funding Inc.,
            3.21%, due 7/12/05                  1,275,000      1,273,749
           General Electric Capital Corp.,
            2.99-3.25%,
            due 7/7/05-7/19/05                  5,500,000      5,493,316
           Toyota Motor Credit Corp.,
            3.19-3.24%,
            due 7/14/05-7/21/05                 6,475,000      6,464,707
                                                          --------------
                                                              13,231,772
                                                          --------------
       Total Short-Term Investments
        (Cost $30,767,784)                                    30,767,784
                                                          --------------
       Total Investments -- 99.6%
        (Cost $949,421,524)                                1,274,583,141
         Cash, receivables and other
          assets, less liabilities -- 0.4%                     4,681,951
                                                          --------------
       Net Assets -- 100%                                 $1,279,265,092
                                                          ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B) Presently non-dividend paying.
(C) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D) The aggregate market value of stocks held in escrow at June 30, 2005 covering open call option contracts written was $23,284,850. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $12,912,500.

                               PORTFOLIO SUMMARY
--------------------------------------------------------------------------------



  Ten Largest Portfolio Holdings (6/30/05)

                                           Market Value % of Net Assets
                                           ------------ ---------------
        Petroleum & Resources Corporation* $ 59,579,880       4.7
        General Electric Co.                 51,548,805       4.0
        American International Group, Inc.   31,955,000       2.5
        Pfizer Inc.                          30,889,600       2.4
        Aqua America, Inc.                   26,766,000       2.1
        Bank of America Corp.                25,085,500       2.0
        Target Corp.                         25,028,600       2.0
        Wells Fargo & Co.                    24,632,000       1.9
        PepsiCo, Inc.                        23,729,200       1.8
        Cisco Systems, Inc.                  22,932,000       1.8
                                           ------------      ----
          Total                            $322,146,585      25.2%
        ---------------------------------------------------------------

  *Non-controlled affiliate
  Sector Weightings (6/30/05)
                                    [CHART]

Consumer                               17.0
Energy                                 10.3
Financial                              15.6
Health Care                            13.2
Industrials                            10.7
Information Technology                 13.9
Materials                               5.3
Telecom Services                        4.2
Utilities                               7.0
Cash & Equivalent                       2.4

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                 June 30, 2005

    Contracts
      (100                                                Contract
     shares                                        Strike Expiration  Appreciation/
      each)         Security                       Price   Date       (Depreciation)
    --------- ------------------------------------ ------ ----------  --------------
                                   COVERED CALLS
       200    Air Products & Chemicals, Inc.       $ 65   Sep   05      $   5,399
       100    AMBAC Financial Group, Inc.           75    Jul   05         11,699
       100    AMBAC Financial Group, Inc.           75    Aug   05          7,199
       100    AMBAC Financial Group, Inc.           85    Aug   05         10,699
       100    AMBAC Financial Group, Inc.           90    Aug   05         12,544
       100    AMBAC Financial Group, Inc.           85    Nov   05         18,574
       500    American International Group, Inc.    60    Aug   05         20,997
       150    Brinker International, Inc.           40    Jul   05          7,049
       100    Brinker International, Inc.           40    Oct   05         (6,801)
        30    Canadian National Railway Co.         65    Jul   05          2,210
       200    ConocoPhillips                        65    Aug   05          1,750
       150    HCA Inc.                             47.50  Aug   05       (127,201)
       250    HCA Inc.                              50    Aug   05       (150,626)
       100    HCA Inc.                              60    Aug   05          4,200
       100    Illinois Tool Works Inc.              105   Sep   05        (40,300)
       100    Illinois Tool Works Inc.              90    Dec   05         (5,301)
       100    Investors Financial Services Corp.    55    Jul   05         14,850
       100    Investors Financial Services Corp.    60    Jul   05         10,700
       150    Laboratory Corp. of America Holdings  55    Aug   05         11,549
       200    Martin Marietta Materials, Inc.       70    Oct   05        (33,601)
       200    Murphy Oil Corp.                      50    Jul   05        (46,300)
       200    Murphy Oil Corp.                      60    Oct   05        (12,300)
       150    Target Corp.                          60    Oct   05         (4,800)
       100    Target Corp.                          60    Jan   06          5,399
       100    3M Co.                                90    Jul   05          9,200
       200    United Technologies Corp.             55    Jul   05         10,699
       200    United Technologies Corp.             55    Aug   05          7,950
       200    United Technologies Corp.            57.50  Aug   05          7,470
      -----                                                             ---------
     4,280                                                               (247,093)
      -----                                                             ---------
                                COLLATERALIZED PUTS
       250    Automatic Data Processing Inc.        40    Aug   05         14,249
       100    Bank of America Corp.                 45    Aug   05          8,199
       250    Bunge Ltd.                            45    Jul   05         16,749
       150    Bunge Ltd.                            50    Jul   05         23,549
       150    Cintas Corp.                          35    Nov   05          6,299
       100    Exxon Mobil Corp.                     55    Jul   05          6,200
       100    Exxon Mobil Corp.                     50    Oct   05          6,699
       250    Fifth Third Bancorp                   40    Aug   05         14,249
       100    Fifth Third Bancorp                   40    Nov   05         (2,801)
       100    Gannett Co., Inc.                     75    Jul   05        (26,300)
       150    Gannett Co., Inc.                     70    Oct   05        (16,201)
       150    Investors Financial Services Corp.   37.50  Oct   05        (13,951)
       200    Martin Marietta Materials, Inc.       45    Jul   05         16,772
        10    Martin Marietta Materials, Inc.       50    Jul   05            970
       200    Murphy Oil Co.                        35    Jul   05         10,417
       100    3M Co.                                65    Oct   05          2,200
       100    United Parcel Service, Inc.           70    Jul   05         (2,300)
       100    United Parcel Service, Inc.           60    Oct   05          2,700
       100    United Parcel Service, Inc.           65    Oct   05         (2,300)
      -----                                                             ---------
     2,660                                                                 65,399
      -----                                                             ---------
                                                                        $(181,694)
                                                                        =========

                        CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

                  During the Three Months Ended June 30, 2005
                                  (unaudited)

                                                       Shares
                                       --------------------------------------
                                                                    Held
                                        Additions    Reductions June 30, 2005
                                       ---------     ---------- -------------
  Automatic Data Processing Inc.......   75,000                     300,000
  Bank of America Corp................   50,000                     550,000
  Bank Atlantic Bancorp Inc...........   80,000                     300,000
  Bunge Ltd...........................   35,000                     205,000
  Clear Channel Communications Inc....   25,000                     350,000
  ConocoPhillips......................  190,000/(1)/                380,000
  Del Monte Foods Co..................   80,000                   1,115,000
  Fifth Third Bancorp.................   70,000                     270,000
  Murphy Oil Corp.....................  144,800/(1)/   75,500       229,600
  Outback Steakhouse, Inc.............  225,000                     225,000
  Treehouse Foods Inc.................  100,000/(2)/                100,000
  United Parcel Service, Inc..........   10,000                     155,000
  United Technologies Corp............  150,000/(1)/    5,000       300,000
  AMBAC Financial Group, Inc..........                 85,000       295,000
  Brinker International Inc...........                210,000       190,000
  Canadian National Railway Co........                 68,000        67,000
  Corning Inc.........................                170,000     1,000,000
  Dean Foods Co.......................                  6,600       500,000
  Enzon Pharmaceuticals, Inc..........                 67,088        --
  HCA Inc.............................                 20,000       325,000
  Johnson & Johnson...................                 10,000       255,000
  Laboratory Corp. of America Holdings                  5,000       235,000
  Provident Bankshares Corp...........                135,021       200,000
  Ryland Group Inc....................                 20,000        --
  Sun Microsystems Inc................                315,000        95,000

--------
/(1)/ By Stock Split.
/(2)/ Received 1 share of Treehouse Foods Inc. for 5 shares of Dean Foods Co.
      held.

                               -----------------

 This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                        HISTORICAL FINANCIAL STATISTICS

--------------------------------------------------------------------------------



                                                      Dividends    Distributions
                                             Net         from          from
                                            Asset   Net Investment Net Realized
                 Value of       Shares    Value per     Income         Gains
December 31     Net Assets   Outstanding*  Share*     per Share*    per Share*
-----------     ----------   ------------ --------- -------------- -------------
1995......... $  986,230,914  69,248,276   $14.24        $.35          $ .76
1996.........  1,138,760,396  72,054,792    15.80         .35            .80
1997.........  1,424,170,425  74,923,859    19.01         .29           1.01
1998.........  1,688,080,336  77,814,977    21.69         .30           1.10
1999.........  2,170,801,875  80,842,241    26.85         .26           1.37
2000.........  1,951,562,978  82,292,262    23.72         .22           1.63
2001.........  1,368,366,316  85,233,262    16.05         .26           1.39
2002.........  1,024,810,092  84,536,250    12.12         .19            .57
2003.........  1,218,862,456  84,886,412    14.36         .17            .61
2004.........  1,295,548,900  86,135,292    15.04         .24            .66
June 30, 2005  1,279,265,092  84,960,583    15.06         .14+           .01+

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------



To the Board of Directors and Stockholders of The Adams Express Company:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Adams Express Company (hereafter referred to as the "Company") at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2005

                               OTHER INFORMATION
--------------------------------------------------------------------------------



Statement on Quarterly Filing of Complete Portfolio Schedule

In addition to publishing its complete schedule of portfolio holdings in the First and Third Quarter Reports to shareholders, the Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the Commission's website at www.sec.gov. The Company's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Company also posts its Forms N-Q on its website at www.adamsexpress.com under the heading "Financial Reports".

Proxy Voting Policies and Record

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information as to how the Company voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 are available (i) without charge, upon request, by calling the Company's toll free number at
(800) 638-2479; (ii) on the Company's website by clicking on "Corporate Information" heading on the website; and (iii) on the Securities and Exchange Commission's website at http//www.sec.gov.

Privacy Policy

In order to conduct its business, The Adams Express Company collects and maintains certain nonpublic personal information about our stockholders of record with respect to their transactions in shares of our securities. This information includes the stockholder's address, tax identification or Social Security number, share balances, and dividend elections. We do not collect or maintain personal information about stockholders whose shares of our securities are held in "street name" by a financial institution such as a bank or broker.

We do not disclose any nonpublic personal information about you, our other stockholders or our former stockholders to third parties unless necessary to process a transaction, service an account or as otherwise permitted by law.

To protect your personal information internally, we restrict access to nonpublic personal information about our stockholders to those employees who need to know that information to provide services to our stockholders. We also maintain certain other safeguards to protect your nonpublic personal information.

                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange

                           The Adams Express Company
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                       (410) 752-5900 or (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com
                      Counsel: Chadbourne & Parke L.L.P.
   Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP
        Transfer Agent & Registrar: American Stock Transfer & Trust Co.
            Custodian of Securities: Brown Brothers Harriman & Co.

                        ANNUAL MEETING OF STOCKHOLDERS

--------------------------------------------------------------------------------



The Annual Meeting of Stockholders was held on April 27, 2005. For those nominated, the following votes were cast for directors:

                                        votes for  votes withheld
              -                         ---------- --------------
              (A) Enrique R. Arzac:     71,167,716   1,391,281

              (B) Phyllis O. Bonanno:   70,885,091   1,673,906

              (C) Daniel E. Emerson:    70,654,340   1,904,657

              (D) Thomas H. Lenagh:     70,394,630   2,164,367

              (E) W.D. MacCallan:       70,805,684   1,753,313

              (F) Kathleen T. McGahran: 71,041,299   1,517,698

              (G) Douglas G. Ober:      71,093,555   1,465,442

              (H) John J. Roberts:      70,676,777   1,882,220

              (I) Susan C. Schwab:      71,042,734   1,516,263

              (J) Robert J.M. Wilson:   70,650,502   1,908,495

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for 2005 was approved with 71,392,716 votes for, 617,879 votes against, and 548,402 shares abstaining.

A proposal to approve The Adams Express Company 2005 Equity Incentive Compensation Plan was approved with 36,347,317 votes for, 7,978,412 votes against, 2,199,191 shares abstaining, and 26,034,078 shares unvoted.

                     SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------



DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and
(b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

               Initial Enrollment and
                Optional Cash Investments
                 Service Fee               $2.50 per investment
                 Brokerage Commission           $0.05 per share

               Reinvestment of Dividends*
                 Service Fee              2% of amount invested
                              (maximum of $2.50 per investment)
                 Brokerage Commission           $0.05 per share

               Sale of Shares
                 Service Fee                             $10.00
                 Brokerage Commission           $0.05 per share

               Deposit of Certificates for safekeeping    $7.50..
               Book to Book Transfers                  Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.
Minimum and Maximum Cash Investments

              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
                (existing holders)                         $50.00
              Electronic Funds Transfer
                (monthly minimum)                          $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                  ----------

                                  The Company
                           The Adams Express Company
                            Lawrence L. Hooper, Jr.
                 Vice President, General Counsel and Secretary
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                (800) 638-2479
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com

                              The Transfer Agent
                    American Stock Transfer & Trust Company
                       Address Shareholder Inquiries to:
                       Shareholder Relations Department
                                59 Maiden Lane
                              New York, NY 10038
                                (877) 260-8188
                           Website: www.amstock.com
                           E-mail: info@amstock.com

                       Investors Choice Mailing Address:
                       Attention: Dividend Reinvestment
                                 P.O. Box 922
                              Wall Street Station
                              New York, NY 10269
                         Website: www.InvestPower.com
                         E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There are no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

18



Item  2:  Code(s) of Ethics for senior financial officers  -
Item not applicable to semi-annual report.

Item  3:  Audit  Committee  Financial  Expert  -  Item   not
applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi-annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item   8:   Portfolio  Managers  of  Closed-End   Management
Investment Companies - Item not applicable to semi-annual report.

Item   9:  Purchases  of  Equity  Securities  by  Closed-End
Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2005   330,800    $ 12.91     330,800     3,782,453
Feb. 2005   266,100    $ 13.04     266,100     3,516,353
Mar. 2005   195,800    $ 12.93     195,800     3,320,553
Apr. 2005    14,300    $ 12.79      14,300     3,306,253
May 2005    156,700    $ 12.81     156,700     3,149,553
June 2005   231,700    $ 13.05     231,700     2,917,853
--------   ---------  ---------   ---------    ---------
Total     1,195,400(1) $ 12.96   1,195,400(2)  2,917,853(2)


(1) There were no shares purchased other than through a publicly announced plan or program.
(2.a) The Plan was announced on December 9, 2004.
(2.b) The share amount approved was 5% of outstanding shares, or approximately 4,172,453 shares.
(2.c) The Plan will expire on or about December 8, 2005.
(2.d) None.
(2.e) None.

Item 10: Submission of Matters to a Vote of Security Holders
- There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or
this Item.

Item 11: Controls and Procedures.

      (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

       (b) Internal Controls. Effective April 25, 2005, the Company changed custodian from The Bank of New York to Brown Brothers Harriman & Co. There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits attached hereto. (Attach certifications as exhibits)

(1)  Not required at this time.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section
906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   July 28, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   July 28, 2005